June 20, 2023	Edward Baer
T +1 415 315 6328
edward.baer@ropesgray.com

VIA Edgar

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

Re: BondBloxx ETF Trust (the “Trust”) Registration Statement on Form N-14

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed reorganization of the Highland/iBoxx Senior Loan ETF (the “Target Fund”) into the BondBloxx USD High Yield Bond Sector Rotation ETF, a series of the Trust (the “Acquiring Fund”), as described in the Registration Statement.

The Proxy Statement/Prospectus contained in the Registration Statement will be furnished in connection with a special meeting of shareholders of the Highland/iBoxx Senior Loan ETF, at which time such shareholders will be asked to vote on the proposed reorganization of the Target Fund into the Acquiring Fund.

No fees are required in connection with this filing. Please direct any questions regarding this filing to me at (415) 315-6328. Thank you for your attention to this matter.

Very truly yours,

/s/ Edward Baer

Edward Baer

cc:	Joanna Gallegos

Tony Kelly